PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at:

	March 31, 2026	December 31, 2025
Prepaid expenses	$485,273	$568,718
Prepaid stock-based compensation	1,635,230	-
Payroll tax holding account	51,573	34,549
Vendor deposits	174,000	-
Total	$2,346,076	$603,267

Prepaid stock-based compensation consisted of stock issuances for 2 consulting agreements that are being amortized over the life of the agreements. During the three months ended March 31, 2026 and 2025, the Company reported $2,190,730 and $58,125 in stock-based compensation expense.